Note 3 - Investment Securities (Details) - Investment Securities - USD ($)	Dec. 31, 2015	Dec. 31, 2014
U.S. Government Agencies
Available for sale securities, amortized cost	$ 302,868,012	$ 281,935,455
Available for sale securities, gross unrealized gains	93,357	183,083
Available for sale securities, gross unrealized losses	(6,812,070)	(7,523,952)
Available for sale securities, fair value	296,149,299	274,594,586
Securities Held to Maturity
State, County and Municipal		29,796
State, County and Municipal		29,923
US Government Agencies Debt Securities [Member]
U.S. Government Agencies
Available for sale securities, amortized cost	297,778,875	278,419,055
Available for sale securities, gross unrealized gains	62,815	155,902
Available for sale securities, gross unrealized losses	(6,791,837)	(7,511,288)
Available for sale securities, fair value	291,049,853	271,063,669
US States and Political Subdivisions Debt Securities [Member]
U.S. Government Agencies
Available for sale securities, amortized cost	5,089,137	3,516,400
Available for sale securities, gross unrealized gains	30,542	27,181
Available for sale securities, gross unrealized losses	(20,233)	(12,664)
Available for sale securities, fair value	$ 5,099,446	3,530,917
Securities Held to Maturity
State, County and Municipal		29,796
State, County and Municipal		127
State, County and Municipal		0
State, County and Municipal		$ 29,923